General (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jun. 16, 2016 USD ($) $ / shares	May 15, 2016 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 shares	May 31, 2016	Dec. 31, 2017 USD ($) Segments	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	May 18, 2016 $ / shares shares
Number of operating segment | Segments						1
Number of ordinary shares issued						$ 9,726	$ 7,430
Number of ordinary shares issued, shares | shares				150,000
Convertible loan principal amount	$ 3,175					$ 3,175
Debt instrument due date					Aug. 31, 2016	Aug. 31, 2016
Repayment of outstanding loan	2,988
Accrued interest	$ 247
Accumulated deficit						$ 77,124		$ 79,363
Cash and cash equivalents						$ 12,417		$ 1,205
Warrant 1 [Member]
Warrants to purchase ordinary shares | shares		4,255,319
Warrant exercise price per ordinary shares | $ / shares		$ 0.47
Fair value of warrant		$ 2,000
Warrant period		24 months
Warrant 2 [Member]
Warrants to purchase ordinary shares | shares		3,636,363
Warrant exercise price per ordinary shares | $ / shares		$ 0.55
Fair value of warrant		$ 2,000
Warrant period		48 months
Initial Investment [Member]
Number of ordinary shares issued		$ 4,000
Number of ordinary shares issued, shares | shares		8,510,638
Number of ordinary shares issued, price per share | $ / shares		$ 0.47
Chinese Third Party [Member]
Ownership percentage						20.00%
Investor [Member]
Number of ordinary shares issued			$ 9,900
Number of ordinary shares issued, shares | shares			4,604,500
Number of ordinary shares issued, price per share | $ / shares	$ 2.40		$ 2.15
Warrants to purchase ordinary shares | shares									3,636,363
Warrant exercise price per ordinary shares | $ / shares									$ 0.55
CACS [Member]
Ownership percentage						80.00%		80.00%